COMMITMENTS AND CONTINGENCIES (Detail Textuals 2)	3 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2012 Foothill Ranch, California sqft	May 30, 2012 Irvine, California USD ($) sqft	Dec. 31, 2012 Shelton Connecticut USD ($) sqft	Dec. 31, 2012 Edison New Jersey USD ($) sqft	Dec. 31, 2012 Alpharetta Georgia sqft	Dec. 31, 2012 Alpharetta Georgia One USD ($) sqft	Dec. 31, 2012 Apex Burlington Ontario Canada CAD sqft	Dec. 31, 2012 Illume Mobile Tulsa, Oklahoma USD ($) sqft
Operating Leased Assets [Line Items]
Leases of office space					7,500	10,325	4,100	6,800	5,100	4,800	7,800	10,000
Rental expense	$ 185,000	$ 90,000	$ 549,000	$ 378,000		$ 12,000	$ 6,100	$ 4,200		$ 12,000	10,000	$ 12,000
Lease expiration date					Jul. 31, 2012	Jul. 31, 2017	Apr. 30, 2015	Dec. 31, 2014	Apr. 30, 2015	Apr. 30, 2012	Mar. 31, 2016	Sep. 30, 2013
Extended lease term										3 years